CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 236,883,282	$ 45,302,622
Term deposits		2,722,941
Short-term investments	766,295	1,506,985
Prepayments and other current assets	15,725,424	3,930,306
Total current assets	253,375,001	53,462,854
Non-current assets
Property and equipment, net	1,241,756	453,923
Other assets		200,000
Total assets	254,616,757	54,116,777
Current liabilities
Accounts payable	1,573,784	724,487
Deferred revenue	13,359,827	6,010,874
Accrued expenses and other current liabilities	6,148,486	1,576,530
Total current liabilities	21,082,097	8,311,891
Total liabilities	21,082,097	8,311,891
MEZZANINE EQUITY
Total mezzanine equity		25,902,710
SHAREHOLDERS' EQUITY:
Ordinary Shares		7,339
Subscriptions receivable		(7,339)
Additional paid-in capital	220,623,005
Accumulated other comprehensive income	373,989	5,218
Retained earnings	12,523,273	19,896,958
Total shareholders' equity	233,534,660	19,902,176
Total liabilities, mezzanine equity and shareholders' equity	254,616,757	54,116,777
Series Angel Redeemable Convertible Preferred Shares [Member]
MEZZANINE EQUITY
Total mezzanine equity		263,608
Series Pre A Redeemable Convertible Preferred Shares [Member]
MEZZANINE EQUITY
Total mezzanine equity		3,570,201
Series A Redeemable Convertible Preferred Shares [Member]
MEZZANINE EQUITY
Total mezzanine equity		22,068,901
Class A Ordinary shares [Member]
SHAREHOLDERS' EQUITY:
Ordinary Shares	11,920
Class B Ordinary shares [Member]
SHAREHOLDERS' EQUITY:
Ordinary Shares	$ 2,473